Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Loss Per Share
25. Loss Per Share
Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2022, 2023 and 2024 as follows:

	For the Year Ended December 31,
	2022	2023	2024
Numerator:
Net loss	(9,138,972)	(10,375,775)	(5,790,264)

Net loss attributable to ordinary shareholders of XPeng Inc.	(9,138,972)	(10,375,775)	(5,790,264)

Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted	1,712,533,564	1,740,921,519	1,891,357,212

Basic and diluted net loss per share attributable to ordinary shareholders of XPeng Inc.	(5.34)	(5.96)	(3.06)

For the years ended December 31, 2022, 2023 and 2024, the Company had potential ordinary shares, including non-vested
RSUs granted and contingently issuable shares relating to contingent consideration (Note 5). As the Group incurred losses for the years ended December 31, 2022, 2023 and 2024, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted-average numbers of non-vested
RSUs excluded from the calculation of diluted net loss per share of the Company were 39,259,022, 34,385,852 and 31,407,488 as of December 31, 2022, 2023 and 2024, respectively. The number of contingently issuable shares relating to contingent consideration excluded from the calculation of diluted net loss per share of the Company is nil, between nil and 32,967,573, between nil and 14,276,521 as of December 31, 2022, 2023 and 2024, respectively.